OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

(in thousands of $)	2023	2022
Capitalized fulfillment costs	3,558	4,894
Agent receivables	969	2,207
Advances	1,238	2,023
Claims receivables	8,784	5,967
Bunker receivables on time charter-out contracts	21,659	28,555
Other receivables	11,604	10,784
Total other current assets	47,812	54,430
Other receivables are presented net of allowances for credit losses amounting to $46.3 thousands as of December 31, 2023 and $46.3 thousands as of December 31, 2022.